BIOLOGICAL ASSETS - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Roll-forward of biological assets
Opening balance	R$ 14,632,186	R$ 12,248,732	R$ 12,248,732
Additions	2,899,032		4,957,380
Depletions	(1,805,371)		(3,665,057)
Gain on fair value adjustment	1,256,315	R$ 171,618	1,199,759
Disposals	(36,278)		(82,331)
Other write-offs	(31,764)		(26,297)
Closing balance	R$ 16,914,120		R$ 14,632,186
Effective area of forest from the year of planting	3 years
Minimum
Roll-forward of biological assets
Average cycle of forest formation	6 years
Maximum
Roll-forward of biological assets
Average cycle of forest formation	7 years